Recapitalization (Details) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
		Feb. 11, 2025	Dec. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2025	Sep. 11, 2025	Jul. 28, 2025	Jul. 11, 2025
Recapitalization [Line Items]
Common stock par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 1
Stock option								$ 23,000
Consideration of per share (in Dollars per share)					$ 0.01	$ 0.01
Trading days						30 days
Shares issued (in Shares)						968,750
Market data						$ 6,000,000
Transaction costs					$ 2,400,000	$ 2,400,000
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)					9,487,500	9,487,500
Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)					7,347,500	7,347,500
Representative’s Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)					569,250	569,250
Forecast [Member]
Recapitalization [Line Items]
Consideration of per share (in Dollars per share)									$ 0.14
PIPE Convertible Notes [Member]
Recapitalization [Line Items]
Aggregate purchase price		$ 20,000,000,000
PIPE Convertible Note [Member]
Recapitalization [Line Items]
Common stock par value (in Dollars per share)										0.0001
Conversion percentage (in Dollars per share)					$ 0.5	$ 0.5
Common Stock [Member]
Recapitalization [Line Items]
Common stock par value (in Dollars per share)					$ 1,000,000	$ 1,000,000				$ 1	$ 0.0001
Common stock exchanged shares (in Shares)	[1]				6,178,315
Company common stock, shares (in Shares)						3,875,000
Additional paid in capital account					$ 1,700,000	$ 1,700,000
Merger Agreement [Member]
Recapitalization [Line Items]
Equity valuation						$ 155,000,000
Common stock par value (in Dollars per share)					$ 10	$ 10
Original issuance discount		10.00%
Common stock exchanged shares (in Shares)						4,170,932
Conversion percentage (in Dollars per share)					0.34	$ 0.34
Merger Agreement [Member] | Senior Secured Convertible Promissory Notes [Member]
Recapitalization [Line Items]
Common stock exchanged shares (in Shares)						5,542,261
PIPE Subscription Agreement [Member]
Recapitalization [Line Items]
Aggregate principal amount						$ 10,000,000
Original issuance discount						10.00%
Maturity date						18 months
Stock option						$ 10
Weighted average price per share, percentage						95.00%
Trading days						10 days
PIPE Subscription Agreement [Member] | PIPE Convertible Notes [Member]
Recapitalization [Line Items]
Aggregate principal amount		$ 22,222,222
Aggregate purchase price		$ 20,000,000
Milestone III [Member]
Recapitalization [Line Items]
Market data						$ 6,000,000
Revenue-based milestones						$ 0
Current probability perentage						0.00%
Milestones I and II [Member]
Recapitalization [Line Items]
Revenue-based milestones						$ 1,700,000
Milestone III and IV [Member]
Recapitalization [Line Items]
Revenue-based milestones						$ 0
Business Combination [Member]
Recapitalization [Line Items]
Outstanding common stock												100.00%
Milestone I Earnout Rights [Member]
Recapitalization [Line Items]
Consideration of per share (in Dollars per share)					12.5	$ 12.5
Milestone II Earnout Rights [Member]
Recapitalization [Line Items]
Conversion percentage (in Dollars per share)					14.5	14.5
Consideration of per share (in Dollars per share)					14.5	$ 14.5
Trading days						30 days
Milestone II Earnout Rights [Member] | Common Stock [Member]
Recapitalization [Line Items]
Trading days						20 days
Milestone III Earnout Rights [Member] | Forecast [Member]
Recapitalization [Line Items]
Funding amount				$ 6,000,000
Milestone IV Earnout Rights [Member] | Forecast [Member]
Recapitalization [Line Items]
Achievement of revenue			$ 11,864,000
Minimum [Member] | Merger Agreement [Member]
Recapitalization [Line Items]
Exchange ratio share value (in Dollars per share)					0.94	$ 0.94
Minimum [Member] | Milestone I Earnout Rights [Member]
Recapitalization [Line Items]
Trading days						20 days
Maximum [Member] | Merger Agreement [Member]
Recapitalization [Line Items]
Exchange ratio share value (in Dollars per share)					$ 9.4	$ 9.4
Maximum [Member] | Milestone I Earnout Rights [Member]
Recapitalization [Line Items]
Trading days						30 days
IPO [Member]
Recapitalization [Line Items]
Transaction costs					$ 15,100,000	$ 15,100,000
IPO [Member] | Private Placement Warrants [Member]
Recapitalization [Line Items]
Warrants issued (in Shares)					7,347,500	7,347,500

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.